Material Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Material Accounting Policies [Abstract]
Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards	The Company is evaluating the impact of applying other new or amended accounting standards.
Standards	Name of Standards	Effective date (The year beginning on or after)	Adoption periods of the Company (For the year ending)	Content
IAS 21	The Effects of Changes in Foreign Exchange Rates	January 1, 2025	March 31, 2026	Amendments to accounting for lack of exchangeability
IFRS 7	Financial Instruments: Disclosures	January 1, 2026	March 31, 2027	Amendments to the classification and measurement of financial instruments
IFRS 9	Financial Instruments
IFRS 7	Financial Instruments: Disclosures	January 1, 2026	March 31, 2027

Amendment to gain or loss on derecognition on IFRS 7; Amendments to introduction, disclosure of deferred difference between fair value and transaction price, and credit risk disclosures on the Implementation Guidance for IFRS 7

IFRS 9	Financial Instruments	January 1, 2026	March 31, 2027	Amendment to lessee derecognition of lease liabilities and transaction price
Standards	Name of Standards	Effective date (The year beginning on or after)	Adoption periods of the Company (For the year ending)	Content
IFRS 10	Consolidated Financial Statements	January 1, 2026	March 31, 2027	Amendment to determination of a ‘de facto agent’
IAS 7	Statement of Cash Flows	January 1, 2026	March 31, 2027	Replacement of the term ‘cost method’ to ‘at cost’
IFRS 7	Financial Instruments: Disclosures	January 1, 2026	March 31, 2027	Amendment to contracts referencing Nature-dependent electricity
IFRS 9	Financial Instruments
IFRS 18	Presentation and Disclosure in Financial Statements	January 1, 2027	March 31, 2028	Replacement of IAS 1 and helping to achieve comparability of the financial performance of similar entities
IFRS 19	Subsidiaries without Public Accountability: Disclosures	January 1, 2027	March 31, 2028	Reduced disclosure requirements for subsidiaries without public accountability
IFRS 10	Consolidated Financial Statements;	Not determined	Not determined	Amendment of accounting for sale or contribution of assets between an investor and its associates or joint ventures
IAS 28	Investments in Associates and Joint Ventures